Income Taxes - Schedule of Profit (Loss) before Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Contingency [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	$ (21,207)	$ (28,503)	$ (53,237)
Israel
Income Tax Contingency [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	(20,258)	(6,866)	(23,269)
International
Income Tax Contingency [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	$ (949)	$ (21,637)	$ (29,968)